Share based compensation reserve - Reserve Summary (Details) $ / shares in Units, € in Millions, $ in Millions	3 Months Ended								6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments			€ 26.2						€ 26.2
Reserve of share-based payments	€ 13.2								13.2
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares	23.1	$ 25.9	25.3	$ 26.2	€ 22.8	$ 24.4	€ 22.3	$ 24.4	48.4	$ 52.1	€ 45.1	$ 48.8
Dividends paid, ordinary shares per share | $ / shares		$ 0.17		$ 0.17		$ 0.15		$ 0.15
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments			€ 26.2				€ 31.4		26.2		31.4
Reserve of share-based payments	€ 13.2				€ 23.1				€ 13.2		€ 23.1